CONSOLIDATED BALANCE SHEETS [Parenthetical]	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY
Accounts receivables, allowance of doubtful debts	$ 170,437	1,046,041	$ 95,114	583,753
Accounts Payables Of Consolidated Variable Interest Entities Without Recourse To Parent		2,073,692		1,704,882
Amount Due To Related Party Of Consolidated Variable Interest Entities Without Recourse To Parent		34,998
Other payables, accruals of the consolidated VIEs without recourse to Noah		21,132,742		11,508,151
Advance from customers of the consolidated VIEs without recourse to Noah		850,842		427,071
Income tax payables of the consolidated VIEs without recourse to Noah		8,057,989		7,031,865
Deferred revenue of the consolidated VIEs without recourse to Noah		18,612,829		13,020,663
Ordinary shares, par value (in dollars per share)	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	36,563,991	36,563,991	36,569,866	36,569,866
Ordinary shares, shares outstanding	36,563,991	36,563,991	36,569,866	36,569,866